Inventories and Supplies - Summary of Changes in Allowance for Inventory Obsolescence and Write-down (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Balances at beginning of the year	₱ 1,612	₱ 2,218
Provisions (Note 5)	196	89
Reversals	(38)	(252)
Disposals and other adjustments	(85)	(59)
Cost of sales	(176)	(384)
Balances at end of the year	₱ 1,509	₱ 1,612